Cover	Aug. 03, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 03, 2022
Entity File Number	001-41122
Entity Registrant Name	GLOBALINK INVESTMENT INC.
Entity Central Index Key	0001888734
Entity Tax Identification Number	36-4984573
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1180 Avenue of the Americas
Entity Address, Address Line Two	8th Floor
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	382-4605
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	GLLI
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	GLLIW
Security Exchange Name	NASDAQ
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	GLLIR
Units
Title of 12(b) Security	Units
Trading Symbol	GLLIU